COMMITMENTS - Additional Information (Details)	6 Months Ended
Jun. 30, 2022
Production factories, warehouses and employees hostel | Jingjiang City [Member]
Disclosure of commitments [Line Items]
Operating leases, term	5 years
Office Equipment | Hong Kong
Disclosure of commitments [Line Items]
Operating leases, term	2 years